Subsequent Events (Details) - Non-adjusting events after reporting period [Member] - CNY (¥)	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Subsequent Events [Line Items]
Interest rate	3.00%
Repayment of debt	¥ 60,000,000
Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount		¥ 10,000,000		¥ 10,000,000
Interest rate		3.90%		3.50%
Maturity date		June 17, 2025		December 20, 2025
Adlai Hangzhou [Member]
Subsequent Events [Line Items]
Repayment of debt	¥ 10,000	¥ 10,000,000	¥ 30,000,000
Adlai Hangzhou [Member] | Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount		¥ 20,000,000		¥ 10,000,000
Interest rate		3.30%		3.50%
Maturity date		March 27, 2026		December 20, 2025
Adlai US [Member]
Subsequent Events [Line Items]
Repayment of debt			¥ 3,000,000